INTANGIBLE ASSETS—NET (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net [Abstract]
Software	$ 29,300,000		$ 29,300,000
Less: accumulated amortization	1,682,083		1,682,083
Intangible assets—net	27,617,917		27,617,917
Amortization expense	$ 1,682,083	$ 0	$ 1,682,083	$ 0
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Finite-Lived Intangible Assets, Net [Abstract]
Less: accumulated amortization					$ 92,731	$ 12,593
Intangible assets—net					148,933	214,071
Amortization expense					80,138	12,593
Computer Software, Intangible Asset | ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Finite-Lived Intangible Assets, Net [Abstract]
Software					$ 241,664	$ 226,664